Convertible Preferred Stock and Preferred Stock Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Convertible Preferred Stock
Convertible Preferred Stock and Preferred Stock Warrants

9. Convertible Preferred Stock

As of September 30, 2020, all shares of convertible preferred stock were converted into 31,557,107 shares of common stock in connection with the closing of the IPO (See Note 10). As of September 30, 2020, there was no preferred stock outstanding.

As of December 31, 2019, the Company’s certificate of incorporation, as amended and restated, authorized the Company to issue 31,557,107 shares of par value $0.00001 per share convertible preferred stock. The holders of convertible preferred stock have liquidation rights in the event of a deemed liquidation that, in certain situations, are not solely within the control of the Company. Therefore, the convertible preferred stock is classified outside of stockholders’ equity (deficit) on the condensed consolidated balance sheet.

As of December 31, 2019, preferred stock consisted of the following ($ in millions, except for share amounts):

	As of
	December 31, 2019
		Preferred Stock			Common Stock
	Preferred	Issued and	Carrying	Liquidation	Issuable Upon
	Stock Authorized	Outstanding	Value	Preference	Conversion
Series Seed Preferred stock	7,905,140	7,905,140	$12.9	$13.0	7,905,140
Series A Preferred stock	3,328,774	3,328,774	14.0	13.6	3,328,774
Series B Preferred stock	4,511,417	4,511,417	34.1	34.1	4,511,417
Series C Preferred stock	8,703,846	8,703,846	119.8	120.1	8,703,846
Series D Preferred stock	7,107,930	7,107,930	299.4	300.0	7,107,930
	31,557,107	31,557,107	$480.2	$480.8	31,557,107

14. Convertible Preferred Stock and Preferred Stock Warrants

As of December 31, 2018, the Company’s certificate of incorporation, as amended and restated, authorized the Company to issue 24,449,177 shares of par value $0.00001 per share convertible preferred stock. As of December 31, 2019, the Company’s certificate of incorporation, as then in effect, authorized the Company to issue 31,557,107 shares of par value $0.00001 per share convertible preferred stock.

The holders of convertible preferred stock have liquidation rights in the event of a deemed liquidation that, in certain situations, are not solely within the control of the Company. Therefore the convertible preferred stock is classified outside of stockholders’ equity (deficit) on the consolidated balance sheet.

Issuance of preferred stock

On November 17, 2016, the Company entered into a securities purchase agreement (the “Series B SPA”) with new and existing investors. According to the Series B SPA, the Company issued 4,379,117 Series B preferred stock of $0.00001 par value each, at a price per share of $7.5586, for a total consideration of $33.1 million as part of the initial closing (the “Initial Closing”). By no later than ninety days following the

Initial Closing, the Company had the right to raise additional capital of up to $1.0 million by means of issuance of an additional 132,300 shares of Series B preferred stock at a price per share of $7.5586 (the “Deferred Closing”). As of December 31, 2016, the Company issued 59,534 shares of Series B preferred stock of $0.00001 par value each for a total consideration of $0.5 million in relation to the Deferred Closing. On January 13, 2017, as part of the Deferred Closing, the Company issued 66,150 shares of Series B preferred stock of $0.00001 par value each to a new investor for total consideration of $0.5 million. On February 7, 2017, as part of the Deferred Closing, the Company issued 6,616 shares of Series B preferred stock of $0.00001 par value each to two new investors for total consideration of $0.1 million.

On December 14, 2017, the Company entered into a securities purchase agreement (the “Series C SPA”) with new and existing investors. Upon closing the Series C SPA on March 12, 2018, the Company issued 8,700,224 Series C preferred stock of $0.00001 par value each, at a price per share of $13.80307, for a total consideration of $120.1 million. On February 20, 2019, the Company issued an additional 3,622 Series C preferred stock of $0.00001 par value each, at a price per share of $13.80307, for total consideration of $0.1 million.

On April 8, 2019, the Company entered into a securities purchase agreement (the “Series D SPA”) with new and existing investors. The Series D SPA allowed for the sale of up to 7,107,930 shares of Series D preferred stock, $0.00001 par value, at a price per share of $42.20639, for gross proceeds of $300.0 million. At the initial closing on June 26, 2019, the Company issued and sold 4,146,294 shares of Series D preferred stock for gross proceeds of $175.0 million. Upon final closing on September 9, 2019, the Company issued and sold 2,961,636 shares of Series D preferred stock for gross proceeds of $125.0 million.

The total issuance expenses of the preferred stock issuances amounted to $0.2 million and $0.6 million during the years ended December 31, 2018 and 2019, respectively, have been recorded as a reduction of proceeds from the preferred stock issuance.

As of each balance sheet date, preferred stock consisted of the following ($ in millions, except for share amounts):

	December 31, 2018
		Preferred
	Preferred	Stock			Common Stock
	Stock	Issued and	Carrying	Liquidation	Issuable Upon
	Authorized	Outstanding	Value	Preference	Conversion
Series Seed Preferred stock	7,905,140	7,905,140	$12.9	$13.0	7,905,140
Series A Preferred stock	3,328,774	3,328,774	14.0	13.6	3,328,774
Series B Preferred stock	4,511,417	4,511,417	34.1	34.1	4,511,417
Series C Preferred Stock	8,703,846	8,700,224	119.8	120.1	8,700,224
	24,449,177	24,445,555	$180.8	$180.8	24,445,555

	December 31, 2019
		Preferred
	Preferred	Stock			Common Stock
	Stock	Issued and	Carrying	Liquidation	Issuable Upon
	Authorized	Outstanding	Value	Preference	Conversion
Series Seed Preferred stock	7,905,140	7,905,140	$12.9	$13.0	7,905,140
Series A Preferred stock	3,328,774	3,328,774	14.0	13.6	3,328,774
Series B Preferred stock	4,511,417	4,511,417	34.1	34.1	4,511,417
Series C Preferred Stock	8,703,846	8,703,846	119.8	120.1	8,703,846
Series D Preferred Stock	7,107,930	7,107,930	299.4	300.0	7,107,930
	31,557,107	31,557,107	$480.2	$480.8	31,557,107

The holders of the preferred stock have the following rights and preferences:

Liquidation preference

In the event of a liquidation event, as defined in the Company’s Amended and Restated Certificate of Incorporation (the “COI”), the holders of Series D preferred Stock shall be entitled to receive, before any payment shall be made or declared to the holders of the Series Seed, A, B, and C preferred stock (collectively, the “Prior Preferred Stock”) or to the holders of common stock, an amount equal to the Series D preferred stock original issue price, plus declared but unpaid dividends on such stock (the “Series D Preference”). After the full Series D Preference has been paid, and the liquidation preference of the Prior Preferred Stock has been paid, any remaining funds and assets of the Company legally available for distribution to stockholders shall be distributed pro rata among the holders of the common stock (the “Remaining Distribution”). For the purpose of determining the amount each holder of the preferred stock is entitled to receive, with respect to the Remaining Distribution, each such holder of the Series Seed, A, B, C, and D preferred stock shall be deemed to have converted such holder’s stock of Series Seed, A, B, C, and D preferred stock into common stock.

Voting rights

Holders of Series Seed, A, B, C and D preferred stock (collectively, “Preferred Stockholders”) are entitled to vote on all matters and are entitled to the number of votes equal to the number of shares of common stock into which each share of preferred stock is then convertible, except as otherwise required by law or as set forth in the Company’s COI.

Dividends

Preferred Stockholders are entitled to receive, out of funds legally available, dividends prior and in preference to payment of any dividends (other than payable in common stock) on common stock, dividends at a rate of 8%, per share per annum, payable as and if declared by the board of directors. Such dividends shall not be cumulative.

Conversion

Preferred stock shall be convertible, at the option of the holder thereof, at any time and from time to time, and without the payment of additional consideration by the holder thereof, into such amount of fully paid and non-assessable common stock as is determined by dividing the Series Seed, A, B, C and D original issuance prices by the applicable conversion price in effect at the time of conversion. Preferred stock shall automatically be converted into common stock at the applicable conversion price in effect at the time for such conversion immediately upon the earlier of: (1) the closing of a qualified public offering with aggregate gross proceeds to the Company of at least $50.0 million, or (2) the date or the occurrence of an event, specified by vote or written consent or agreement of the Preferred Majority (as defined in the COI), provided that (i) if such election is made in connection with a Liquidation Event in which the holders of Series B Preferred would receive less than one times (1x) the Original Issue Price in respect of each share Series B preferred stock as a result of such election, then the vote of the Series B Majority (as defined in the COI) shall also be required, and (ii) if such election is made in connection with a Liquidation Event in which the holders of Series C Preferred would receive less than one times (1x) the Original Issue Price in respect of each share Series C preferred stock as a result of such election, then the vote of the Series C Majority (as defined in the COI) shall also be required.

Preferred stock warrants

On April 19, 2016, the Company entered into a twelve-month consulting services agreement (the “Consulting Agreement”) with Tusk Ventures LLC (“Tusk”). Under the Consulting Agreement, the Company agreed to pay Tusk a monthly amount of $50,000 (the “Monthly Retainer”). The Monthly Retainer was paid by way of the issuance of a warrant to purchase a total of 147,201 shares of Series A preferred stock for an exercise price of $0.01 per share. The warrants were immediately exercisable and expired on the later of ten years from the date of issuance or three years after the closing of a firm commitment underwritten initial public offering, as defined in the agreement. On the issuance date of the warrants, the Company recorded the issuance-date fair value of the warrants of $0.6 million as a preferred stock warrant liability, with a corresponding amount recorded as other assets, which was subsequently amortized to general and administrative expense over the one-year service term of the agreement. The Company remeasured the liability associated with the warrants as of exercise dates and reporting periods. In June 2018, Tusk exercised the remaining portion of its warrant resulting in the issuance of 73,601 shares of Series A preferred stock. The Company recognized losses of $0.2 million within general and administrative expenses in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2018, related to the change in fair value of the warrants up to the point of being fully exercised.